Financial Instruments - Summarizes Company's Financial Assets and Liabilities Measured at Fair Value (Detail) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments asset	$ 1,897	$ 955
Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments asset		22
Derivative financial instruments liability	236	26
Trust assets of labor obligations	1,142	1,801
Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments asset	2,605	1,183
Derivative financial instruments liability	$ 881	$ 4,468